As filed with the Securities and Exchange Commission on July 26, 2001
                                    Securities Act File No. 333-00479
                            Investment Company Act File No. 811-07507


                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [   ]

     Pre-Effective Amendment No.                                 [   ]
     Post-Effective Amendment No.  13                            [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

     Amendment No.   15                                          [ X ]

                  Deutsche Asset Management VIT Funds
           (Exact Name of Registrant as Specified in Charter)

                        101 Federal Street
                    Boston, Massachusetts 02110
         (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 535-0532

Name and Address of Agent for Service:     Copies to:
Thomas N. Calabria                         Burton M. Leibert, Esq.
PFPC Inc.                                  Willkie Farr & Gallagher
3200 Horizon Drive                         787 Seventh Avenue
King of Prussia, PA 19406                  New York, NY 10019-6099


It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b), or
[X]  on August 10, 2001 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1), or
[ ]  on April 30, 2001 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


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                          EXPLANATORY COMMENT

This Post-Effective Amendment No. 13 to the Registration Statement of Deutsche Asset Management VIT Funds (the "Trust") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 10 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on April 12, 2001.


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                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement under the Securities Act of 1933 and Amendment No. 15 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on this 26th day of July, 2001.

     Deutsche Asset Management VIT Funds Trust

By:  *
     Richard Hale

* By:  /s/Thomas N. Calabria
      Thomas N. Calabria
      as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES             TITLE          DATE

   *                   Trustee        July 26, 2001
William E. Small

   *                   President      July 26, 2001
Richard Hale

   *                   Treasurer      July 26, 2001
Andrew McNally

   *                   Trustee        July 26, 2001
Robert R. Coby

   *                   Trustee        July 26, 2001
Desmond G. Fitzgerald

   *                   Trustee        July 26, 2001
James S. Pasman

   *                   Trustee        July 26, 2001
Edward C. Schmults

   *                   Trustee        July 26, 2001
Werner Walbrol


* By: /s/ Thomas N. Calabria
     Thomas N. Calabria
     as Attorney-in-Fact